FINANCIAL STATEMENTS OF

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2025

	Fidelity® VIP Government Money Market Portfolio Sub-Account	Guardian Equity Income VIP Fund Sub-Account (1)(2)

Assets:
Investments, at fair value
class None	$—	$13,947,403
class INV	—	—
class SRV2	714,429	—

Total investments	714,429	13,947,403
Receivable for fund shares sold	243	13,676
Other assets	1	—

Total assets	714,673	13,961,079

Liabilities:
Due to Sponsor Company	243	13,676
Total liabilities	243	13,676

Net assets:
For contract liabilities	$714,430	$13,947,403

Contract Liabilities:
class None	$—	$13,947,403
class INV	—	—
class SRV2	714,430	—

Total contract liabilities	$714,430	$13,947,403

Shares:
class None	—	1,001,969
class INV	—	—
class SRV2	714,429	—

Total shares	714,429	1,001,969

Cost	$714,429	$12,187,546

Deferred contracts in the accumulation period:
Units owned by participants #	58,196	1,055,675
Minimum unit fair value #*	$10.803730	$10.819358
Maximum unit fair value #*	$10.803730	$10.819358
Contract liability	$628,736	$11,421,728

Contracts in payout (annuitization) period:
Units owned by participants #	7,932	233,440
Minimum unit fair value #*	$10.803730	$10.819358
Maximum unit fair value #*	$10.803730	$10.819358
Contract liability	$85,694	$2,525,675

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

(2) Funded as of April 25, 2025.

See notes to financial statements.

B-2

Value Line Capital Appreciation Fund, Inc. Sub-Account	Value Line Larger Companies Focused Fund, Inc. Sub-Account	Value Line Mid Cap Focused Fund, Inc. Sub-Account	Value Line Select Growth Fund, Inc. Sub-Account

$—	$—	$—	$—
607,172	1,149,077	432,563	232,478
—	—	—	—

607,172	1,149,077	432,563	232,478
152	584	664	6
—	—	—	—

607,324	1,149,661	433,227	232,484

152	584	664	6
152	584	664	6

$607,172	$1,149,077	$432,563	$232,478

$—	$—	$—	$—
607,172	1,149,077	432,563	232,478
—	—	—	—

$607,172	$1,149,077	$432,563	$232,478

—	—	—	—
42,223	26,217	12,760	7,435
—	—	—	—

42,223	26,217	12,760	7,435

$466,423	$787,877	$327,827	$261,808

1,022	1,474	1,018	492
$543.274348	$716.268503	$295.801997	$390.872069
$543.274348	$716.268503	$295.801997	$390.872069
$555,302	$1,055,430	$301,159	$192,228

95	131	444	103
$543.274348	$716.268503	$295.801997	$390.872069
$543.274348	$716.268503	$295.801997	$390.872069
$51,870	$93,647	$131,404	$40,250

B-3

FINANCIAL STATEMENTS OF

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS For the Periods Ended December 31, 2025

	Fidelity® VIP Government Money Market Portfolio Sub-Account	Guardian Equity Income VIP Fund Sub-Account (1)(2)

Investment income:
Dividends	$16,354	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(4,279)	(96,621)

Total expenses	(4,279)	(96,621)

Net investment income (loss)	12,075	(96,621)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	179,835
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	—	1,759,858

Net gain (loss) on investments	—	1,939,693

Net increase (decrease) in net assets resulting from operations	$12,075	$1,843,072

The accompanying notes are an integral part of these financial statements.

(1)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(2)	Funded as of April 25, 2025.
(3)	Liquidated as of November 24, 2025.

See notes to financial statements.

B-4

Value Line Capital Appreciation Fund, Inc. Sub-Account	Value Line Core Bond Fund Sub-Account (3)	Value Line Larger Companies Focused Fund, Inc. Sub-Account	Value Line Mid Cap Focused Fund, Inc. Sub-Account	Value Line Select Growth Fund, Inc. Sub-Account	Victory RS Large Cap Alpha Fund Sub-Account (1)

$3,807	$12,123	$—	$—	$148	$—

(8,351)	(3,204)	(10,478)	(6,288)	(2,460)	(47,858)

(8,351)	(3,204)	(10,478)	(6,288)	(2,460)	(47,858)

(4,544)	8,919	(10,478)	(6,288)	(2,312)	(47,858)

117,633	(53,069)	19,103	84,212	(533)	1,279,787
30,704	—	67,282	9,159	18,337	—
10,626	62,582	175,542	(91,388)	(22,125)	(1,654,949)

158,963	9,513	261,927	1,983	(4,321)	(375,162)

$154,419	$18,432	$251,449	$(4,305)	$(6,633)	$(423,020)

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS For the Periods Ended December 31, 2025

	Fidelity® VIP Government Money Market Portfolio Sub-Account	Guardian Equity Income VIP Fund Sub-Account (1)(2)

Operations:
Net investment income (loss)	$12,075	$(96,621)
Net realized gain (loss) on security transactions	—	179,835
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	—	1,759,858

Net increase (decrease) in net assets resulting from operations	12,075	1,843,072

Unit transactions:
Purchases	8,000	4,000
Net transfers	262,864	(2,438,323)
Net interfund transfers due to corporate actions	—	14,347,319
Surrenders for benefit payments and fees	(26,347)	(1,990,783)
Other transactions	24	(35)
Death benefits	(3,804)	(20,052)
Net annuity transactions	51,288	2,202,205

Net increase (decrease) in net assets resulting from unit transactions	292,025	12,104,331

Net increase (decrease) in net assets	304,100	13,947,403

Net assets:
Beginning of period	410,330	—

End of period	$714,430	$13,947,403

The accompanying notes are an integral part of these financial statements.

(1)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(2)	Funded as of April 25, 2025.
(3)	Liquidated as of November 24, 2025.

See notes to financial statements.

B-6

Value Line Capital Appreciation Fund, Inc. Sub-Account	Value Line Core Bond Fund Sub-Account (3)	Value Line Larger Companies Focused Fund, Inc. Sub-Account	Value Line Mid Cap Focused Fund, Inc. Sub-Account	Value Line Select Growth Fund, Inc. Sub-Account	Victory RS Large Cap Alpha Fund Sub-Account (1)

$(4,544)	$8,919	$(10,478)	$(6,288)	$(2,312)	$(47,858)
117,633	(53,069)	19,103	84,212	(533)	1,279,787
30,704	—	67,282	9,159	18,337	—
10,626	62,582	175,542	(91,388)	(22,125)	(1,654,949)

154,419	18,432	251,449	(4,305)	(6,633)	(423,020)

—	—	—	—	—	4,000
7,725	(262,864)	7,725	—	—	2,422,873
—	—	—	—	—	(14,347,319)
(415,641)	(105,590)	(56,326)	(220,038)	(4,397)	(898,338)
5	1	(1)	—	—	806
(55,377)	—	—	—	—	(17,314)
3,887	(40,237)	553	(15,927)	(3,481)	(2,544,028)

(459,401)	(408,690)	(48,049)	(235,965)	(7,878)	(15,379,320)

(304,982)	(390,258)	203,400	(240,270)	(14,511)	(15,802,340)

912,154	390,258	945,677	672,833	246,989	15,802,340

$607,172	$—	$1,149,077	$432,563	$232,478	$—

B-7

FINANCIAL STATEMENTS OF

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS For The Periods Ended December 31, 2024

	Fidelity® VIP Government Money Market Portfolio Sub-Account	Value Line Capital Appreciation Fund, Inc. Sub-Account

Operations:
Net investment income (loss)	$22,193	$(13,797)
Net realized gain (loss) on security transactions	(3)	46,822
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	—	126,061

Net increase (decrease) in net assets resulting from operations	22,190	159,086

Unit transactions:
Purchases	843	—
Net transfers	(9,948)	—
Surrenders for benefit payments and fees	(158,402)	(113,573)
Other transactions	847	573
Death benefits	(17,381)	(30,547)
Net annuity transactions	(158,334)	(26,671)

Net increase (decrease) in net assets resulting from unit transactions	(342,375)	(170,218)

Net increase (decrease) in net assets	(320,185)	(11,132)

Net assets:
Beginning of period	730,515	923,286

End of period	$410,330	$912,154

The accompanying notes are an integral part of these financial statements.

See notes to financial statements.

B-8

Value Line Core Bond Fund Sub-Account	Value Line Larger Companies Focused Fund, Inc. Sub-Account	Value Line Mid Cap Focused Fund, Inc. Sub-Account	Value Line Select Growth Fund, Inc. Sub-Account	Victory RS Large Cap Alpha Fund Sub-Account

$11,979	$(18,806)	$(15,156)	$(10,888)	$(22,366)
(15,742)	85,607	256,509	15,327	(1,458,853)
—	24,823	6,289	24,743	1,894,814
2,351	121,431	(195,823)	(1,851)	2,538,717

(1,412)	213,055	51,819	27,331	2,952,312

50	—	—	—	50
(76)	(8,066)	(7,026)	—	(7,531)
(32,827)	(112,862)	(177,970)	(28,661)	(2,437,845)
(35)	5,175	3,784	(85)	5,670
(685)	(38,562)	(20,186)	—	(557,223)
(8,678)	(70,406)	(69,953)	5,521	265,452

(42,251)	(224,721)	(271,351)	(23,225)	(2,731,427)

(43,663)	(11,666)	(219,532)	4,106	220,885

433,921	957,343	892,365	242,883	15,581,455

$390,258	$945,677	$672,833	$246,989	$15,802,340

B-9

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2025

The Guardian Insurance & Annuity Company, Inc.

1. Organization:

The Guardian Value Line Separate Account (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub- Accounts”) within the Account. The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:

Fidelity® VIP Government Money Market Portfolio, Guardian Equity Income VIP Fund**, Value Line Capital Appreciation Fund, Inc., Value Line Core Bond Fund*, Value Line Larger Companies Focused Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Victory RS Large Cap Alpha Fund**.

* During 2025, this Sub-Account was liquidated.

** Effective April 25, 2025, the following Sub-Account was substituted for the Guardian Equity Income VIP Fund: • Victory RS Large Cap Alpha Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner’s unitized performance correlates with the share class associated with the contract owner’s product.

If a Fund is subject to a merger initiated by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund as of the effective date disclosed.

If the Sponsor Company initiates a fund substitution, the Sub-Account associated with the replaced Fund transfers, at fair value, its net assets to the Sub-Account invested in the successor Fund as of the effective date disclosed.

All such activity is presented as net interfund transfers due to corporate actions in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, “Financial Services - Investment Companies.” The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

a)	Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b)	Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

B-10

The Guardian Value Line Separate Account

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

c)	Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)	Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)	Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f)	Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Leve l : Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2 : Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3 : Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h) The fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

B-11

The Guardian Value Line Separate Account

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)	Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.00% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b)	Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c)	Annual Maintenance Fees - An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

d)	Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Government Money Market Portfolio	$343,918	$39,819
Guardian Equity Income VIP Fund+	$14,383,960	$2,376,249
Value Line Capital Appreciation Fund, Inc.	$43,095	$476,334
Value Line Core Bond Fund+	$12,297	$412,068
Value Line Larger Companies Focused Fund, Inc.	$75,623	$66,867
Value Line Mid Cap Focused Fund, Inc.	$10,283	$243,376
Value Line Select Growth Fund, Inc.	$19,387	$11,240
Victory RS Large Cap Alpha Fund+	$12,459	$15,439,637

+	See Note 1 for additional information related to this Sub-Account.

B-12

The Guardian Value Line Separate Account

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued Units Redeemed Net Increase/(Decrease)
Fidelity® VIP Government Money Market Portfolio	31,184	4,119	27,065
Guardian Equity Income VIP Fund+	1,517,880	228,765	1,289,115
Value Line Capital Appreciation Fund, Inc.	46	939	(893)
Value Line Core Bond Fund+	310	5,466	(5,156)
Value Line Larger Companies Focused Fund, Inc.	31	107	(76)
Value Line Mid Cap Focused Fund, Inc.	10	818	(808)
Value Line Select Growth Fund, Inc.	2	22	(20)
Victory RS Large Cap Alpha Fund+	44	25,410	(25,366)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued Units Redeemed Net Increase/(Decrease)
Fidelity® VIP Government Money Market Portfolio	1,025	17,656	(16,631)
Value Line Capital Appreciation Fund, Inc.	—	357	(357)
Value Line Core Bond Fund	1	415	(414)
Value Line Larger Companies Focused Fund, Inc.	64	268	(204)
Value Line Mid Cap Focused Fund, Inc.	—	666	(666)
Value Line Select Growth Fund, Inc.	—	63	(63)
Victory RS Large Cap Alpha Fund	56	4,835	(4,779)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units#	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Fidelity® VIP Government Money Market Portfolio
2025	66,128	$10.803730 to $ 10.803730	$714,430	1.00 % to 1.00%	1.72 % to 1.72%	2.85 % to 2.85%
2024	39,063	$10.504150 to$ 10.504150	$410,330	1.00 % to 1.00%	3.95 % to 3.95%	3.81 % to 3.81%
2023	52,523	$10.118841 to$ 10.118841	$531,472	1.00 % to 1.00%	4.50 % to 4.50%	3.60 % to 3.60%
2022	108,378	$9.766916 to$ 9.766916	$1,058,514	1.00 % to 1.00%	1.25 % to 1.25%	0.26 % to 0.26%
2021	109,730	$9.741741 to$ 9.741741	$1,068,957	1.00 % to 1.00%	0.01 % to 0.01%	(0.98)% to (0.98)%

Guardian Equity Income VIP Fund+
2025	1,289,115	$10.819358 to $10.819358	$13,947,403	1.00 % to 1.00%	— % to —%	8.19 % to 8.19%

B-13

The Guardian Value Line Separate Account

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units#	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Value Line Capital Appreciation Fund, Inc.
2025	1,117	$543.274348 to $543.274348	$607,172	1.00 % to 1.00%	0.09 % to 0.09%	19.68 % to 19.68%
2024	2,010	$453.933581 to $453.933581	$912,154	1.00 % to 1.00%	0.78 % to 0.78%	20.04 % to 20.04%
2023	2,276	$378.163269 to $378.163269	$860,534	1.00 % to 1.00%	0.59 % to 0.59%	33.12 % to 33.12%
2022	3,460	$284.079051 to $284.079051	$982,785	1.00 % to 1.00%	0.45 % to 0.45%	(30.52)% to (30.52)%
2021	3,806	$408.846608 to $408.846608	$1,556,179	1.00 % to 1.00%	0.02 % to 0.02%	5.74 % to 5.74%

Value Line Core Bond Fund+
2025	—	$79.647678 to $79.647678	$—	1.00 % to 1.00%	2.01 % to 2.01%	5.23 % to 5.23%
2024	5,156	$75.688755 to $75.688755	$390,258	1.00 % to 1.00%	3.70 % to 3.70%	(0.34)% to (0.34)%
2023	5,072	$75.946816 to $75.946816	$385,177	1.00 % to 1.00%	2.92 % to 2.92%	3.69 % to 3.69%
2022	6,802	$73.241483 to $73.241483	$498,183	1.00 % to 1.00%	1.71 % to 1.71%	(13.44)% to (13.44)%
2021	7,878	$84.609981 to $84.609981	$666,582	1.00 % to 1.00%	1.49 % to 1.49%	(3.14)% to (3.14)%

Value Line Larger Companies Focused Fund, Inc.
2025	1,605	$716.268503 to $716.268503	$1,149,077	1.00 % to 1.00%	— % to —%	27.32 % to 27.32%
2024	1,681	$562.573751 to $562.573751	$945,677	1.00 % to 1.00%	— % to —%	25.25 % to 25.25%
2023	1,757	$449.159643 to $449.159643	$789,080	1.00 % to 1.00%	— % to —%	57.50 % to 57.50%
2022	1,856	$285.178926 to $285.178926	$529,308	1.00 % to 1.00%	— % to —%	(39.59)% to (39.59)%
2021	2,070	$472.033480 to $472.033480	$977,044	1.00 % to 1.00%	— % to —%	1.88 % to 1.88%

Value Line Mid Cap Focused Fund, Inc.
2025	1,462	$295.801997 to $295.801997	$432,563	1.00 % to 1.00%	— % to —%	(0.19)% to (0.19)%
2024	2,270	$296.372045 to $296.372045	$672,833	1.00 % to 1.00%	0.04 % to 0.04%	6.57 % to 6.57%
2023	2,439	$278.109901 to $278.109901	$678,403	1.00 % to 1.00%	0.03 % to 0.03%	20.91 % to 20.91%
2022	2,989	$230.009903 to $230.009903	$687,393	1.00 % to 1.00%	0.12 % to 0.12%	(10.45)% to (10.45)%
2021	3,541	$256.840364 to $256.840364	$909,449	1.00 % to 1.00%	— % to —%	18.71 % to 18.71%

Value Line Select Growth Fund, Inc.
2025	595	$390.872069 to $390.872069	$232,478	1.00 % to 1.00%	0.06 % to 0.06%	(2.80)%to (2.80)%
2024	615	$402.140309 to $402.140309	$246,989	1.00 % to 1.00%	0.09 % to 0.09%	11.09 % to 11.09%
2023	566	$361.982132 to $361.982132	$205,017	1.00 % to 1.00%	— % to —%	29.83 % to 29.83%
2022	672	$278.818291 to $278.818291	$187,460	1.00 % to 1.00%	— % to —%	(21.45)% to (21.45)%
2021	1,080	$354.947203 to $354.947203	$383,426	1.00 % to 1.00%	— % to —%	22.94 % to 22.94%

Victory RS Large Cap Alpha Fund+
2025	—	$632.551673 to $632.551673	$—	1.00 % to 1.00%	— % to —%	1.54 % to 1.54%
2024	25,366	$622.966519 to $622.966519	$15,802,340	1.00 % to 1.00%	1.01 % to 1.01%	19.83 % to 19.83%
2023	25,951	$519.853595 to $519.853595	$13,490,482	1.00 % to 1.00%	0.54 % to 0.54%	12.14 % to 12.14%
2022	28,899	$463.568350 to $463.568350	$13,396,839	1.00 % to 1.00%	0.85 % to 0.85%	(5.55)% to (5.55)%
2021	31,854	$490.825042 to $490.825042	$15,634,973	1.00 % to 1.00%	1.05 % to 1.05%	21.80 % to 21.80%

*	Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***	Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
+	See Note 1 for additional information related to this Sub-Account.

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The Guardian Value Line Separate Account

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

♦	Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Value Line Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Value Line Separate Account indicated in the table below (other than sub-accounts Victory RS Large Cap Alpha Fund and Value Line Core Bond Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Value Line Separate Account (other than sub-accounts Victory RS Large Cap Alpha Fund and Value Line Core Bond Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha Fund (2)

Value Line Mid Cap Focused Fund, Inc. (1)

Value Line Capital Appreciation Fund, Inc. (1)

Value Line Select Growth Fund, Inc. (1)

Value Line Larger Companies Focused Fund, Inc. (1)

Value Line Core Bond Fund (3)

Fidelity® VIP Government Money Market Portfolio (1)

Guardian Equity Income VIP Fund (4)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
(2)	Statement of operations for the period January 1, 2025 through April 25, 2025 (date of substitution) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of substitution) and the year ended December 31, 2024.
(3)	Statement of operations for the period January 1, 2025 through November 24, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through November 24, 2025 (date of liquidation) and the year ended December 31, 2024.
(4)	Statement of operations and statement of changes in net assets for the period April 25, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Value Line Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Value Line Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the sub-accounts of The Guardian Value Line Separate Account since 1992.

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